As filed with the Securities and Exchange Commission on March 31, 2008


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21334

                 NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
                 ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Income Opportunity Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ({section} 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

                                                                                                                    JANUARY 31, 2008
ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                                MARKET VALUE(+)     NUMBER OF SHARES                           MARKET VALUE(+)
                                               ($000'S OMITTED)                                               ($000'S OMITTED)
COMMON STOCK (65.5%)                                                REGIONAL MALLS (3.8%)
                                                                          72,666  CBL & Associates Properties        1,931
APARTMENTS (2.5%)                                                        257,000  Glimcher Realty Trust              3,408(E)
       4,400  Camden Property Trust                 217                  113,700  Pennsylvania REIT                  3,030
      69,500  Education Realty Trust                819                                                              -----
       6,300  Home Properties                       302                                                              8,369
      66,500  Mid-America Apartment                                 RESIDENTIAL MORTGAGE (1.1%)
               Communities                        3,047                  117,100  Annaly Capital Management          2,309
      26,400  Post Properties                     1,116
                                                  -----
                                                  5,501             SELF STORAGE (2.8%)
                                                                          73,400  Extra Space Storage                1,111
COMMERCIAL PRODUCTS & SERVICES (14.4%)                                     4,700  Public Storage                       368
     288,500  Capital Trust                       8,277(E)                 2,700  Public Storage, Depositary
     126,100  CBRE Realty Finance                   717                            Shares                               68
      66,000  Chimera Investment                  1,264                  115,900  Sovran Self Storage                4,592
     390,600  Crystal River Capital               5,476(E)                                                         -------
     325,600  Gramercy Capital                    7,538                                                              6,139
     838,400  NorthStar Realty Finance            8,141(E)
                                                 31,413             TOTAL COMMON STOCK                             143,229
                                                                    (COST $149,920)
COMMUNITY CENTERS (1.6%)                                            PREFERRED STOCKS (18.3%)
      92,000  Tanger Factory Outlet Centers       3,456(E)
                                                                    APARTMENTS (3.0%)
DIVERSIFIED (7.6%)                                                        12,400  Apartment Investment &
      60,300  Colonial Properties Trust           1,486(E)                         Management, Ser. T                  259
     256,100  iStar Financial                     6,833                   10,000  Apartment Investment &
     300,760  Lexington Realty Trust              4,496(E)                         Management, Ser. U                  202
     118,000  Macquarie Infrastructure            3,901                  252,200  Mid-America Apartment
                                                 ------                            Communities, Ser. H               6,132
                                                 16,716                                                              -----
                                                                                                                     6,593
HEALTH CARE (11.5%)
      33,000  HCP, Inc.                           1,003             COMMERCIAL SERVICES (2.2%)
     116,802  Health Care REIT                    5,010(E)                20,000  Anthracite Capital, Ser. C           365(E)
      40,600  Healthcare Realty Trust             1,049                   20,000  Newcastle Investment, Ser. B         398(E)
      36,400  LTC Properties                        948                   39,500  Newcastle Investment, Ser. D         596
     160,200  Nationwide Health Properties        5,056(E)               200,000  NorthStar Realty Finance, Ser. A   3,540
     338,300  OMEGA Healthcare Investors          5,582(E)                                                           -----
     149,400  Ventas, Inc.                        6,603                                                              4,899
                                                 ------             COMMUNITY CENTERS (0.7%)
                                                 25,251                   20,000  Cedar Shopping Centers, Ser. A       501(E)
INDUSTRIAL (9.4%)                                                         12,000  Developers Diversified
   1,015,200  DCT Industrial Trust                9,614(E)                         Realty, Ser. I                      282
      61,400  EastGroup Properties                2,541(E)                34,000  Tanger Factory Outlet
     240,800  First Industrial Realty Trust       8,387(E)                         Centers, Ser. C                     761
                                                 ------                                                              -----
                                                 20,542                                                              1,544
LODGING (1.2%)                                                      DIVERSIFIED (3.2%)
      74,500  Ashford Hospitality Trust             466(E)               200,000  iStar Financial, Ser. E            3,880
      62,000  Hospitality Properties Trust        2,105(E)               160,000  iStar Financial, Ser. F            3,120
                                                  -----                                                              -----
                                                  2,571                                                              7,000
OFFICE (8.5%)                                                       HEALTH CARE (0.7%)
      17,000  BioMed Realty Trust                   392                   25,000  Health Care REIT, Ser. D             616(E)
     192,736  Brandywine Realty Trust             3,633                   34,000  LTC Properties, Ser. F               811(E)
     113,300  Highwoods Properties                3,391                                                              -----
     330,000  HRPT Properties Trust               2,624(E)                                                           1,427
     124,800  Mack-Cali Realty                    4,433(E)          HOTELS, RESTAURANTS & LEISURE (1.2%)
     149,600  Maguire Properties                  4,126(E)               154,600  W2007 Grace Acquisition I,
                                                 ------                            Ser. B                            2,628(E)
                                                 18,599
PAPER & FOREST PRODUCTS (1.1%)                                      LODGING (2.8%)
      56,600  Plum Creek Timber Company           2,363                   36,000  AP AIMCAP, Ser. A                    368
                                                                          22,600  Hersha Hospitality Trust, Ser. A     520(E)
                                                                          16,000  Host Hotels & Resorts, Ser. E        409(E)
                                                                          77,500  LaSalle Hotel Properties,
                                                                                   Ser. B                            1,802(E)

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                 MARKET VALUE(+)
                                                ($000'S OMITTED)
      28,000  LaSalle Hotel Properties, Ser. D       574
      33,000  LaSalle Hotel Properties, Ser. E       742
      31,000  Strategic Hotels & Resorts, Ser. B     662
      51,300  Strategic Hotels & Resorts, Ser. C   1,077
                                                   -----
                                                   6,154

OFFICE (1.3%)
      60,000  DRA CRT Acquisition, Ser. A          1,202
      60,000  Kilroy Realty, Ser. E                1,350
       6,800  SL Green Realty, Ser. D                168
                                                   -----
                                                   2,720

OFFICE - INDUSTRIAL (1.5%)
      25,000  Digital Realty Trust, Ser. A           576
      16,900  Digital Realty Trust, Ser. B           371(E)
      50,000  LBA Realty Fund LP                   2,125
       8,000  PS Business Parks, Ser. K              194
                                                   -----
                                                   3,266

REAL ESTATE/REIT (0.4%)
      50,000  Ashford Hospitality Trust, Ser. D      955

REGIONAL MALLS (1.3%)
      60,000  Glimcher Realty Trust, Ser. F        1,317
      61,800  Glimcher Realty Trust, Ser. G        1,216
      11,300  Taubman Centers, Ser. G                287
                                                   -----
                                                   2,820

TOTAL PREFERRED STOCKS
(COST $48,313)                                    40,006


See Notes to Schedule of Investments

                                                                                                                    JANUARY 31, 2008
SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                    RATING             VALUE(+)
($000's omitted)                                                              Moody's     S&P      ($000's omitted)
CORPORATE DEBT SECURITIES (70.0%)

AEROSPACE/DEFENSE (1.3%)
              1,225  L-3 Communications Corp., Guaranteed Senior
                     Unsecured Subordinated Notes, 7.63%, due 6/15/12         Ba3         BB+              1,256
                105  L-3 Communications Corp., Guaranteed Senior
                     Unsecured Subordinated Notes, 6.13%, due 7/15/13         Ba3         BB+                104
              1,440  L-3 Communications Corp., Guaranteed Notes,
                     Ser. B, 6.38%, due 10/15/15                              Ba3         BB+              1,429
                                                                                                           -----
                                                                                                           2,789
AIRLINES (0.9%)
              1,934  Continental Airlines, Inc., Pass-Through
                     Certificates, 9.80%, due 4/1/21                           Ba1         BB+             1,886

APPAREL/TEXTILES (0.2%)
                400  Levi Strauss & Co., Senior Unsubordinated
                     Notes, 9.75%, due 1/15/15                                 B2          B+                389

AUTO LOANS (8.9%)
              3,605  Ford Motor Credit Co., Senior Unsecured
                     Notes, 9.75%, due 9/15/10                                 B1          B               3,482
              5,035  Ford Motor Credit Co., Unsecured Notes,
                     7.38%, due 2/1/11                                         B1          B               4,598
              2,540  Ford Motor Credit Co., Notes, 7.80%, due
                     6/1/12                                                    B1          B               2,250
              7,175  General Motors Acceptance Corp., Notes,
                     6.88%, due 9/15/11                                        Ba3         BB+             6,273(OO)
              3,365  General Motors Acceptance Corp., Unsecured
                     Notes, 7.00%, due 2/1/12                                  Ba3         BB+             2,919
                                                                                                          ------
                                                                                                          19,522
AUTO PARTS & EQUIPMENT (0.9%)
                653  Goodyear Tire & Rubber Co., Guaranteed
                     Notes, 8.63%, due 12/1/11                                 Ba3         B                 672
              1,160  Goodyear Tire & Rubber Co., Senior Notes,
                     9.00%, due 7/1/15                                         Ba3         B               1,212(E)
                                                                                                           -----
                                                                                                           1,884
BEVERAGE (0.6%)
                895  Constellation Brands, Inc., Guaranteed
                     Notes, 8.38%, due 12/15/14                                Ba3         BB-               922
                465  Constellation Brands, Inc., Guaranteed
                     Notes, 7.25%, due 9/1/16                                  Ba3         BB-               444
                                                                                                           -----
                                                                                                           1,366
CHEMICALS (1.0%)
                955  Hexion US Finance Corp., Guaranteed Notes,
                     9.75%, due 11/15/14                                       B3          B               1,029
              1,280  MacDermid, Inc., Senior Subordinated Notes,
                     9.50%, due 4/15/17                                        Caa1        CCC+            1,101(n)
                                                                                                           -----
                                                                                                           2,130
ELECTRIC - GENERATION (6.3%)
                765  AES Corp., Senior Secured Notes, 8.75%, due
                     5/15/13                                                   Ba3         BB+               799(n)
                730  AES Corp., Senior Unsecured Notes, 7.75%,
                     due 10/15/15                                              B1          B                 746
              1,125  AES Corp., Senior Unsecured Notes, 8.00%,
                     due 10/15/17                                              B1          B               1,148
              3,180  Dynegy-Roseton Danskamme, Pass-Through
                     Certificates, Ser. B, 7.67%, due 11/8/16                  Ba3         B               3,176

See Notes to Schedule of Investments

                                                                                                                    JANUARY 31, 2008
SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                    RATING             VALUE(+)
($000's omitted)                                                              Moody's     S&P      ($000's omitted)
              3,365  Edison Mission Energy, Senior Unsecured
                     Notes, 7.63%, due 5/15/27                                B1          BB-              3,155
              2,410  Mirant Americas Generation, Inc., Senior
                     Unsecured Notes, 8.30%, due 5/1/11                       B3          B-               2,434
                225  NRG Energy, Inc., Guaranteed Notes, 7.25%,
                     due 2/1/14                                               B1          B                  219
              2,120  NRG Energy, Inc., Guaranteed Notes, 7.38%,
                     due 2/1/16                                               B1          B                2,049
                                                                                                          ------
                                                                                                          13,726
ELECTRIC - INTEGRATED (3.4%)
              1,340  Energy Future Holdings, Guaranteed Notes,
                     10.88%, due 11/1/17                                      B3          CCC+             1,327(n)
              6,200  Texas Competitive Electric Holdings Co. LLC,
                     Guaranteed Notes, 10.50%, due 11/1/16                    B3          CCC              6,014(n)
                                                                                                          ------
                                                                                                           7,341
ELECTRONICS (0.7%)
                970  Freescale Semiconductor, Inc., Guaranteed
                     Notes, 9.13%, due 12/15/14                               B2          B-                 735
                900  NXP BV Funding LLC, Secured Notes, 7.88%,
                     due 10/15/14                                             Ba3         BB-                824
                                                                                                          ------
                                                                                                           1,559
ENERGY-EXPLORATION & PRODUCTION (1.5%)
              2,085  Chesapeake Energy Corp., Guaranteed Notes,
                     7.50%, due 9/15/13                                       Ba3         BB               2,132
                380  Chesapeake Energy Corp., Guaranteed Notes,
                     6.88%, due 1/15/16                                       Ba3         BB                 376
                845  Southwestern Energy Co., Senior Notes,
                     7.50%, due 2/1/18                                        Ba2         BB+                868(n)
                                                                                                          ------
                                                                                                           3,376
ENVIRONMENTAL (0.4%)
                895  Allied Waste North America, Inc., Guaranteed
                     Notes, Ser. B, 7.25%, due 3/15/15                        B1          BB+                888

FOOD & DRUG RETAILERS (0.6%)
                780  Rite Aid Corp., Senior Unsecured Notes,
                     8.63%, due 3/1/15                                        Caa1        CCC+               585
                960  Rite Aid Corp., Guaranteed Notes, 9.50%, due
                     6/15/17                                                  Caa1        CCC+               715
                                                                                                          ------
                                                                                                           1,300
FORESTRY/PAPER (0.3%)
                660  Bowater, Inc., Debentures, 9.00%, due 8/1/09             B3          B                  625

GAMING (2.7%)
              1,145  Chukchansi Economic Development Authority,
                     Senior Notes, 8.00%, due 11/15/13                        B2          BB-              1,076(n)
                970  Fontainebleau Las Vegas Holdings LLC, Second
                     Mortgage, 10.25%, due 6/15/15                            Caa1        CCC+               728(n)
                770  Majestic Star LLC, Senior Unsecured Notes,
                     9.75%, due 1/15/11                                       Caa2        CCC                462
              1,250  Pokagon Gaming Authority, Senior Notes,
                     10.38%, due 6/15/14                                      B3          B                1,292(n)
              1,095  San Pasqual Casino, Notes, 8.00%, due
                     9/15/13                                                  B2          BB-              1,040(n)
              1,155  Shingle Springs Tribal Gaming Authority,
                     Senior Notes, 9.38%, due 6/15/15                         B3          B                1,040(n)
                320  Station Casinos, Inc., Senior Unsecured
                     Notes, 6.00%, due 4/1/12                                 B2          B                  279
                                                                                                          ------
                                                                                                           5,917
GAS DISTRIBUTION (6.6%)
                585  AmeriGas Partners L.P., Senior Notes, 7.13%,
                     due 5/20/16                                              B1                             569

See Notes to Schedule of Investments

                                                                                                                    JANUARY 31, 2008
SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                    RATING             VALUE(+)
($000's omitted)                                                              Moody's     S&P      ($000's omitted)
                945  El Paso Natural Gas Co., Senior Unsecured
                     Notes, 6.75%, due 5/15/09                                Ba3         BB-                957
                665  El Paso Natural Gas Co., Bonds, 8.38%, due
                     6/15/32                                                  Baa3        BB                 775
              1,070  Ferrellgas Partners L.P., Senior Unsecured
                     Notes, 8.75%, due 6/15/12                                B2          B-               1,091
              4,605  Kinder Morgan, Inc., Senior Unsecured Notes,
                     6.50%, due 9/1/12                                        Ba2         BB-              4,550
                890  Kinder Morgan, Inc., Senior Debentures,
                     7.25%, due 3/1/28                                        Ba2         BB-                807
              1,093  Regency Energy Partners L.P., Guaranteed
                     Notes, 8.38%, due 12/15/13                               B1          B                1,109
                465  Sabine Pass L.P., Senior Secured Notes,
                     7.25%, due 11/30/13                                      Ba3         BB                 440
              3,030  Sabine Pass L.P., Senior Secured Notes,
                     7.50%, due 11/30/16                                      Ba3         BB               2,841
              1,335  Transcontinental Gas Pipe Line, Unsecured
                     Debentures, 7.25%, due 12/1/26                           Baa2        BBB-             1,398
                                                                                                          ------
                                                                                                          14,537
HEALTH SERVICES (7.4%)
                435  Community Health Systems, Inc., Guaranteed
                     Notes, 8.88%, due 7/15/15                                B3          B-                 438
              2,115  HCA, Inc., Senior Secured Notes, 9.25%, due
                     11/15/16                                                 B2          BB-              2,218
              3,345  HCA, Inc., Senior Secured Notes, 9.63%, due
                     11/15/16                                                 B2          BB-              3,521
              1,285  LVB Acquisition Merger, Inc., Guaranteed
                     Notes, 10.38%, due 10/15/17                              B3          B-               1,291(n)
              1,300  LVB Acquisition Merger, Inc., Guaranteed
                     Notes, 11.63%, due 10/15/17                              Caa1        B-               1,269(n)
              1,444  NMH Holdings, Inc., Senior Unsecured
                     Floating Rate Notes, 12.12%, due 3/15/08                 Caa2        CCC+             1,379(n)(u)
                910  Service Corp. Int'l, Senior Unsecured Notes,
                     7.38%, due 10/1/14                                       B1          BB-                928
              2,110  Service Corp. Int'l, Senior Unsecured Notes,
                     7.50%, due 4/1/27                                        B1          BB-              1,889
              1,310  US Oncology, Inc., Guaranteed Notes, 9.00%,
                     due 8/15/12                                              B2          CCC+             1,284
                300  Ventas Realty L.P., Guaranteed Notes, 6.75%,
                     due 6/1/10                                               Ba1         BB+                305
                210  Ventas Realty L.P., Senior Notes, 6.63%, due
                     10/15/14                                                 Ba1         BB+                212
              1,020  Ventas Realty L.P., Guaranteed Notes, 6.50%,
                     due 6/1/16                                               Ba1         BB+              1,015
                455  Ventas Realty L.P., Guaranteed Notes, 6.75%,
                     due 4/1/17                                               Ba1         BB+                457
                                                                                                          ------
                                                                                                          16,206
INVESTMENTS & MISC. FINANCIAL SERVICES (1.1%)
              1,770  Cardtronics, Inc., Guaranteed Notes, 9.25%,
                     due 8/15/13                                              Caa1        B-               1,664
                720  Cardtronics, Inc., Senior Subordinated
                     Notes, Ser. B, 9.25%, due 8/15/13                        Caa1        B-                 677(n)
                                                                                                          ------
                                                                                                           2,341
LEISURE (0.5%)
              1,290  Royal Caribbean Cruises, Senior
                     Unsubordinated Notes, 7.50%, due 10/15/27                Ba1         BBB-             1,173

MEDIA - BROADCAST (2.8%)
              2,815  CMP Susquehanna Corp., Guaranteed Notes,
                     9.88%, due 5/15/14                                       Caa1        CCC              1,942

See Notes to Schedule of Investments

                                                                                                                    JANUARY 31, 2008
SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                    RATING             VALUE(+)
($000's omitted)                                                              Moody's     S&P      ($000's omitted)
              1,255  Entercom Radio/Capital, Guaranteed Senior
                     Unsecured Notes, 7.63%, due 3/1/14                       B1          B                1,139
              2,170  LIN Television Corp., Guaranteed Notes,
                     6.50%, due 5/15/13                                       B1          B-               2,045
                485  LIN Television Corp., Guaranteed Notes, Ser.
                     B, 6.50%, due 5/15/13                                    B1          B-                 457
                730  Univision Communications, Inc., Guaranteed
                     Notes, 9.75%, due 3/15/15                                B3          CCC+               546(n)
                                                                                                          ------
                                                                                                           6,129
MEDIA - CABLE (2.3%)
              2,285  Charter Communications Operating LLC, Senior
                     Secured Notes, 8.38%, due 4/30/14                        B2          B+               2,165(n)
              2,855  DirecTV Holdings LLC, Senior Notes, 8.38%,
                     due 3/15/13                                              Ba3         BB-              2,951
                                                                                                          ------
                                                                                                           5,116
MEDIA - DIVERSIFIED (0.4%)
                965  Quebecor Media, Inc., Senior Unsecured
                     Notes, 7.75%, due 3/15/16                                B2          B                  895(n)

MEDIA - SERVICES (1.0%)
              2,770  WMG Acquisition Corp., Senior Subordinated
                     Notes, 7.38%, due 4/15/14                                B2          B                2,161

METALS/MINING EXCLUDING STEEL (3.1%)
              1,100  Aleris Int'l, Inc., Guaranteed Notes, 9.00%,
                     due 12/15/14                                             B3          B-                 858
              1,325  Aleris Int'l, Inc., Guaranteed Notes,
                     10.00%, due 12/15/16                                     Caa1        B-                 931
              1,250  Arch Western Finance Corp., Guaranteed
                     Notes, 6.75%, due 7/1/13                                 B1          BB-              1,209
                275  Freeport-McMoRan Copper & Gold, Senior
                     Unsecured Notes, 8.25%, due 4/1/15                       Ba3         BB                 289
                980  Freeport-McMoRan Copper & Gold, Senior
                     Unsecured Notes, 8.38%, due 4/1/17                       Ba3         BB               1,041
              2,640  Massey Energy Co., Guaranteed Notes, 6.88%,
                     due 12/15/13                                             B2          B+               2,515
                                                                                                          ------
                                                                                                           6,843
NON-FOOD & DRUG RETAILERS (0.8%)
              1,635  Blockbuster, Inc., Senior Subordinated
                     Notes, 9.00%, due 9/1/12                                 Caa2        CCC              1,292(E)
                550  GSC Holdings Corp., Guaranteed Notes, 8.00%,
                     due 10/1/12                                              Ba3         BB                 570
                                                                                                          ------
                                                                                                           1,862
PACKAGING (2.3%)
              3,295  Ball Corp., Guaranteed Unsecured Notes,
                     6.88%, due 12/15/12                                      Ba1         BB               3,320
                820  Crown Americas LLC, Guaranteed Notes, 7.75%,
                     due 11/15/15                                             B1          B                  834
              1,110  Graham Packaging Co., Inc., Guaranteed
                     Notes, 9.88%, due 10/15/14                               Caa1        CCC+               938
                                                                                                          ------
                                                                                                           5,092
PRINTING & PUBLISHING (2.6%)
                350  Dex Media West LLC, Senior Unsecured Notes,
                     Ser. B, 8.50%, due 8/15/10                               Ba3         B                  354
              2,135  Dex Media West LLC, Guaranteed Notes, Ser.
                     B, 9.88%, due 8/15/13                                    B1          B                2,178
                750  Dex Media, Inc., Senior Disc. Notes,
                     Step-Up, 0.00%/9.00%, due 11/15/13                       B2          B                  666(^^)
                595  Idearc, Inc., Guaranteed Notes, 8.00%, due
                     11/15/16                                                 B2          B+                 533

See Notes to Schedule of Investments

                                                                                                                    JANUARY 31, 2008
SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                    RATING             VALUE(+)
($000's omitted)                                                              Moody's     S&P      ($000's omitted)
                835  R.H. Donnelley Corp., Senior Unsecured
                     Notes, 6.88%, due 1/15/13                                B3          B                  701
              1,545  Reader's Digest Association, Inc., Senior
                     Subordinated Notes, 9.00%, due 2/15/17                   Caa1        CCC+             1,193(n)
                                                                                                          ------
                                                                                                           5,625
RAILROADS (0.6%)
              1,210  TFM SA de C.V., Senior Unsubordinated Notes,
                     9.38%, due 5/1/12                                        B2                           1,246

REAL ESTATE DEV. & MGT. (1.0%)
              1,000  American Real Estate Partners L.P.,
                     Guaranteed Notes, 7.13%, due 2/15/13                     Ba3         BBB-               927
              1,355  American Real Estate Partners L.P., Senior
                     Notes, 8.13%, due 6/1/12                                 Ba3         BBB-             1,328
                                                                                                          ------
                                                                                                           2,255
RESTAURANTS (0.4%)
                945  NPC Int'l, Inc., Guaranteed Notes, 9.50%,
                     due 5/1/14                                               Caa1        B-                 813

SOFTWARE/SERVICES (1.0%)
              2,555  First Data Corp., Guaranteed Notes, 9.88%,
                     due 9/24/15                                              B3          B-               2,261(n)

STEEL PRODUCERS/PRODUCTS (1.3%)
              1,130  Metals U.S.A. Holdings Corp., Senior
                     Unsecured Floating Rate Notes, 10.73%, due 4/1/08        Caa1        CCC                830(n)(u)
                905  Steel Dynamics, Inc., Senior Notes, 7.38%,
                     due 11/1/12                                              Ba2         BB+                903(n)
              1,300  Tube City IMS Corp., Guaranteed Notes,
                     9.75%, due 2/1/15                                        B3          B-               1,170
                                                                                                          ------
                                                                                                           2,903
SUPPORT - SERVICES (1.0%)
              2,300  Knowledge Learning Corp., Inc., Guaranteed
                     Notes, 7.75%, due 2/1/15                                 B2          B-               2,151(n)

TELECOM - INTEGRATED/SERVICES (3.5%)
                950  Dycom Industries, Inc., Guaranteed Notes,
                     8.13%, due 10/15/15                                      Ba3         B+                 935
              1,430  Intelsat Bermuda Ltd., Guaranteed Notes,
                     9.25%, due 6/15/16                                       B3          B                1,427
                260  Intelsat Subsidiary Holdings Co. Ltd.,
                     Guaranteed Notes, 8.63%, due 1/15/15                     B3          B                  259
                990  Nextel Communications, Inc., Guaranteed
                     Notes, Ser. E, 6.88%, due 10/31/13                       Baa3        BBB-               924
                955  Nordic Telephone Co. Holdings, Secured
                     Notes, 8.88%, due 5/1/16                                 B2          B                  969(n)
                515  Qwest Corp., Notes, 8.88%, due 3/15/12                   Ba1         BBB-               544
              1,235  Qwest Corp., Senior Unsecured Notes, 7.50%,
                     due 10/1/14                                              Ba1         BBB-             1,241
              1,240  Windstream Corp., Guaranteed Notes, 8.63%,
                     due 8/1/16                                               Ba3         BB-              1,283
                                                                                                          ------
                                                                                                           7,582
THEATERS & ENTERTAINMENT (0.6%)
              1,270  AMC Entertainment, Inc., Guaranteed Notes,
                     Ser. B, 8.63%, due 8/15/12                               Ba3         B-               1,270
                     TOTAL CORPORATE DEBT SECURITIES (COST $160,296)                                     153,159

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (38.8%)
          5,087,660  Neuberger Berman Prime Money Fund Trust Class                                         5,088(@)
         79,915,101  Neuberger Berman Securities Lending Quality Fund, LLC                                79,915(++)
                     TOTAL SHORT-TERM INVESTMENTS (COST $85,003)                                          85,003(#)

See Notes to Schedule of Investments

                                                                                                                    JANUARY 31, 2008
SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------
(UNAUDITED)


                     TOTAL INVESTMENTS (192.6%) (COST $443,532)                                         421,397(##)

                     Liabilities, less cash, receivables and other assets [(35.2%)]                     (77,127)(@@)

                     Liquidation Value of Auction Preferred Shares [(57.4%)]                           (125,500)

                     TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                        $218,770



See Notes to Schedule of Investments

                                                    JANUARY 31, 2008 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

(+) Investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the "Fund") are valued by obtaining valuations from an independent pricing service. The independent pricing service uses the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by a fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the funds seek to obtain quotations from principal market makers. Investments in debt securities are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the funds seek to obtain quotations from principal market makers. For both debt and equity securities, if market quotations are not readily available, securities are valued by methods the Board of Trustees of Lehman Brothers Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At January 31, 2008, the cost of investments for U.S. federal income tax purposes was $444,130,000. Gross unrealized appreciation of investments was $18,793,000 and gross unrealized depreciation of investments was $41,526,000, resulting in net unrealized depreciation of $22,733,000 based on cost for U.S. federal income tax purposes.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

                                                    JANUARY 31, 2008 (UNAUDITED)

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2008, these securities amounted to approximately $31,814,000 or 14.5% of net assets applicable to common shareholders.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(E)  All or a portion of this security is on loan.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2008.

(^^) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.


(@@) At January 31, 2008, the Fund had outstanding interest rate swap contracts as follows:

                                                                  RATE TYPE
                                                         ----------------------------

                                                                       VARIABLE-
                                                         FIXED-RATE    RATE            ACCRUED NET
     SWAP                                                  PAYMENTS    PAYMENTS           INTEREST     UNREALIZED
     COUNTER               NOTIONAL     TERMINATION     MADE BY THE    RECEIVED         RECEIVABLE    APPRECIATION        TOTAL
     PARTY                   AMOUNT            DATE            FUND    BY THE FUND       (PAYABLE)   (DEPRECIATION)   FAIR VALUE
     Citibank, N.A.     $24,000,000  April 24, 2008           3.70%       3.77%        $  393       $  (21,498)       $(21,105)
     Citibank, N.A.      70,000,000  October 24, 2008         3.63%       3.77%         2,236         (403,531)       (401,295)

                                                                                       $2,629       $ (425,029)      $(422,400)


(1) 30 day LIBOR (London Interbank Offered Rate) at January 22, 2008.








For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 27, 2008


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 27, 2008